UNITED STATES SECURITIES

AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22904

                                                         Evanston Alternative Opportunities Fund

(Exact name of registrant as specified in charter)

1560 Sherman Avenue, Suite 960

                                                         Evanston, Illinois 60201

(Address of principal executive offices) (Zip code)

Scott Zimmerman

1560 Sherman Avenue, Suite 960

                                                     Evanston, Illinois 60201

(Name and address of agent for service)

Copies of Communications to: Michael S. Caccese Clair E. Pagnano K&L Gates LLP 1 Lincoln Street Boston, Massachusetts 02111 (617) 261-3100

Registrant’s telephone number, including area code:    (847) 328-4961

Date of fiscal year end:  March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Evanston Alternative Opportunities Fund

Schedule of Investments

(Unaudited)

December 31, 2014

Investments in Portfolio Funds	Cost	Fair Value	Percentage of Net Assets	Next Available Redemption Date**	Liquidity***
Event driven
Ionic Event Driven Fund Ltd.	$ 1,300,000	$ 1,265,215	4.30%	1/1/15	Quarterly

Total event driven	1,300,000	1,265,215	4.30

Global asset allocation
Absolute Return Cayman, Limited	593,874	612,168	2.08	1/1/15	Monthly
Element Capital Feeder Fund Limited	1,325,000	1,280,404	4.35	1/1/15	Quarterly

Total global asset allocation	1,918,874	1,892,572	6.43

Long-short equity
Matrix Capital Management Fund (Offshore) Ltd.	1,100,000	1,104,515	3.76	7/1/15	Quarterly
North Tide Capital Offshore, Ltd.	1,100,000	1,038,804	3.53	1/1/15	Quarterly
Pleiad Asia Offshore Feeder Fund	1,000,000	1,016,048	3.45	4/1/15	Quarterly
Soroban Cayman Fund Ltd	500,000	500,937	1.70	1/1/15	Quarterly
Southpoint Qualified Offshore Fund, Ltd.	823,827	848,166	2.88	1/1/15	Quarterly
The Adelphi Europe Fund	1,100,000	1,171,705	3.98	1/1/15	Quarterly
Wellington Management Investors (Bermuda), Ltd.*	1,500,000	1,436,904	4.89	7/1/15	Semi-annually
Whale Rock Flagship Fund Ltd.	1,100,000	1,131,167	3.85	1/1/15	Quarterly

Total long-short equity	8,223,827	8,248,246	28.04

Multi-discipline****
Anchorage Capital Partners Offshore, Ltd.	1,750,000	1,751,769	5.96	7/1/15	Annually
Corvex Offshore II Ltd.	1,200,000	1,209,011	4.11	1/1/15	Quarterly
Greywolf Capital Overseas Fund	1,600,000	1,521,340	5.17	10/1/15	Quarterly
North Run Offshore Partners, Ltd.	1,550,000	1,521,620	5.17	7/1/15	Quarterly
Sachem Head Offshore Ltd.	1,200,000	1,318,991	4.49	1/1/15	Quarterly
Senator Global Opportunity Offshore Fund II Ltd	1,250,000	1,300,339	4.42	1/1/15	Quarterly
Zebedee Focus Fund Limited	1,100,000	1,029,750	3.50	1/1/15	Monthly

Total multi-discipline	9,650,000	9,652,820	32.82

Evanston Alternative Opportunities Fund

Schedule of Investments (continued)

(Unaudited)

December 31, 2014

Investments in Portfolio Funds (continued)	Cost	Fair Value	Percentage of Net Assets	Next Available Redemption Date**	Liquidity***
Relative value
Iguazu Investors (Cayman), SPC	$ 1,000,000	$ 1,012,109	3.44%	7/1/15	Quarterly
Ionic Capital International Ltd.	1,000,000	986,250	3.35	1/1/15	Quarterly
Palmetto Fund, Ltd.*	635,000	668,086	2.27	7/1/15	Quarterly
Pine River Fixed Income Fund Ltd.	2,000,000	2,044,809	6.95	10/1/15	Quarterly
Seer Capital Partners Offshore Fund Ltd.	1,100,000	1,116,259	3.80	7/1/15	Quarterly
Triton Fund, Ltd.*	635,000	678,290	2.31	7/1/15	Quarterly

Total relative value	6,370,000	6,505,803	22.12

Total investments in Portfolio Funds	27,462,701	27,564,656	93.71

Short-term investments
Money market fund
100% U.S. Treasury Institutional Shares	200,000	200,000	0.68

Total investments in Portfolio Funds and short-term investments	$ 27,662,701	27,764,656	94.39

Other assets less liabilities		1,649,362	5.61

Net assets		$ 29,414,018	100.00%

*	These Portfolio Funds are domiciled in Bermuda. All other Portfolio Funds are domiciled in the Cayman Islands.
**

Investment in Portfolio Funds may be comprised of multiple tranches. The Next Available Redemption Date relates to the earliest date after December 31, 2014 that a redemption from a tranche is available (and may or may not be subject to a redemption fee).

***

Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms. Tranches may be subject to investor level gates. Redemption notice periods range from 15 to 90 days. If applicable, lock-up periods range from 6 to 24 months.

****	Multi-discipline managers employ a combination of any of the strategies including event driven, global asset allocation, long-short equity and relative value.

Evanston Alternative Opportunities Fund

Fair Value Measurement

Financial Accounting Standards Board Accounting Standards Codification Topic 820, Fair Value Measurement, establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

The table below presents information about Evanston Alternative Opportunities Fund’s (the “Fund”) assets that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Fund utilized to determine such fair value. In general, fair values are grouped as follows:

Level 1 –	inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 –	inputs are net asset values reported by Portfolio Funds and are redeemable as of December 31, 2014 (the “Measurement Date”) and/or within a near-term period of three months.

Level 3 –

inputs are net asset values reported by Portfolio Funds and are not redeemable as of the Measurement Date and/or within a near-term period of three months. Other adjustments to reported net asset values may be made to reflect additional qualitative and quantitative aspects of an investment in a particular Portfolio Fund.

	Total Fair Value at December 31, 2014	Level 1	Level 2	Level 3
Short-term investments	$ 200,000	$ 200,000	$ –	$ –
Investments in Portfolio Funds:
Event driven	1,265,215	–	632,608	632,607
Global asset allocation	1,892,572	–	1,252,370	640,202
Long-short equity	8,248,246	–	5,034,084	3,214,162
Relative value	6,505,803	–	986,250	5,519,553
Multi-discipline	9,652,820	–	2,618,836	7,033,984

	$ 27,764,656	$ 200,000	$ 10,524,148	$ 17,040,508

All transfers are recognized by the Fund at the end of the period. Transfers between Levels 2 and 3 generally occur when redemption rules for Portfolio Funds become more or less restrictive. During the period July 1, 2014 (commencement of operations) through December 31, 2014, there were no transfers of securities between any levels.

Evanston Alternative Opportunities Fund

The following table sets forth a summary of changes in the fair value of the Fund’s Level 3 assets.

	Event driven(a)	Global asset allocation(b)	Long-short equity(c)	Relative value(d)	Multi- discipline(e)

Balance as of July 1, 2014	$–	$–	$–	$–	$–
Net realized gain/(loss)	–	–	4,062	–	–
Net unrealized gain/(loss)	(17,393)	(22,298)	(45,995)	149,553	(3,516)
Purchases	650,000	662,500	3,397,655	5,370,000	7,037,500
Sales	–	–	(141,560)	–	–

Balance as of December 31, 2014	632,607	640,202	3,214,162	5,519,553	7,033,984

The amount of total gains or losses for the period attributable to the unrealized gains or losses relating to assets still held at the measurement date	$(17,393)	$(22,298)	$(45,995)	$149,553	$(3,516)

The Fund has no unfunded capital commitments to Portfolio Funds as of December 31, 2014.

(a)            Event driven strategies involve investing in opportunities created by significant transaction events, such as spin-offs, mergers and acquisitions, and reorganizations. These strategies include but are not limited to risk arbitrage, distressed situations investing, special situations, and opportunistic investing.

(b)            Global asset allocation strategies seek to exploit opportunities in various global markets. Portfolio Funds employing these strategies have a broad mandate to invest in those markets and instruments which they believe provide the best opportunity. Portfolio Funds employing a global macro strategy may take positions in currencies, sovereign bonds, global equities and equity indices or commodities.

(c)            Long-short equity strategies seek to profit by taking positions in equities and generally involve fundamental analysis in the investment decision process. Portfolio Fund Managers in these strategies tend to be “stock pickers” and typically manage market exposure by shifting allocations between long and short investments depending on market conditions and outlook. Long-short equity strategies may comprise investments in one or multiple countries, including emerging markets and one or multiple sectors.

(d)            Relative value strategies seek to profit by exploiting pricing inefficiencies between related instruments while remaining long-term neutral to directional price movements in any one market. Relative value strategies consist of an exposure to some second order aspect of the market.

(e)            Multi-discipline managers employ a combination of any of the above mentioned strategies.

Evanston Alternative Opportunities Fund

Federal Income Tax Information

As of December 31, 2014, gross unrealized appreciation and depreciation of the Fund’s investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$ 27,921,000

Gross unrealized appreciation	$ 244,090
Gross unrealized depreciation	(400,434)

Gross unrealized appreciation/(depreciation) on investments	$ (156,344)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Evanston Alternative Opportunities Fund

By (Signature and Title)*	/s/ Kenneth A. Meister
Kenneth A. Meister, President and Principal Executive Officer
(principal executive officer)

Date February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kenneth A. Meister
Kenneth A. Meister, President and Principal Executive Officer
(principal executive officer)

Date February 20, 2015

By (Signature and Title)*	/s/ Ryan Cahill
Ryan Cahill, Treasurer and Principal Financial Officer
(principal financial officer)

Date February 20, 2015

* Print the name and title of each signing officer under his or her signature.